12. Trade receivables (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables Details 1Abstract
Allowance for the impairment of trade receivables, beginning (previously stated)	$ 677,529	$ 383,439	$ 146,238
Change of accounting standard adjustment	82,041	0	0
Allowance for the impairment of trade receivables, beginning	759,570	383,439	146,238
Increase	916,036	391,615	388,339
Decrease	(907,137)	(64,348)	(56,062)
Result from exposure to inflation	(467,214)	(33,177)	(95,076)
Allowance for the impairment of trade receivables, ending	$ 901,255	$ 759,570	$ 383,439